Derivative Liability and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Notes to Financial Statements
Fair Value, Assets Measured on Recurring Basis

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of November 30, 2020 and August 31, 2020:

	November 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,139,952	$—	$—	$1,139,952

	August 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,125,803	$—	$—	$1,125,803

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of August 31, 2020 and August 31, 2019:

	August 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,125,803	$—	$—	$1,125,803

	August 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$—	$—	$—	$—

Summary of changes in fair value of Level 3 financial liabilities

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the three months ended November 30, 2020:

Balance, August 31, 2020	$1,125,803
Transfers in due to issuance of convertible promissory notes	729,826
Transfers out due to repayments of convertible promissory notes	(139,431)
Transfers out due to conversions of convertible promissory notes	—
Mark to market to November 30, 2020	1,716,198
Balance, November 30, 2020	$1,139,952
Gain on change in derivative liability for the three months ended November 30, 2020	$(576,246)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the nine months ended August 31, 2020:

Balance, August 31, 2019	$—
Transfers in due to issuance of convertible promissory notes	1,468,704
Transfers out due to repayments of convertible promissory notes	(449,389)
Transfers out due to conversions of convertible promissory notes	(231,632)
Mark to market to August 31, 2020	787,683
Balance, August 31, 2020	$1,125,803
Loss on change in derivative liability for the year ended August 31, 2020	$338,120